UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       MARCH 31, 2007
                                               -----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]    is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         HOCKY MANAGEMENT COMPANY, LLC
Address:      105 SOUTH BEDFORD ROAD, SUITE 310
              MOUNT KISCO, NEW YORK  10549


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature                            Place                 Date of Signing:
/S/ DAVID SACHS                   MT. KISCO NY              MAY 11, 2007
---------------                   -------------             ------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                 -----------

Form 13F Information Table Entry Total:               31
                                                 -----------

Form 13F Information Table Value Total:            $ 337,804
                                                 -----------
                                                  (thousands)




List of Other Included Managers:

None



                            Title Of                 Market   Shares/ SH/  PUT   Investment    Other          Voting Authority
Name Of issuer                Class         Cusip     Value   Prn Amt Prn /CALL  Discretion  Managers    Sole    Shared       None
                                                     * 1000
-----------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                  COMMON STOCK   013817101    4644   137000   SH           SOLE                130300                6700
BAXTER INTERNATIONAL INC   COMMON STOCK   071813109   22390   425100   SH           SOLE                402000               23100
BED BATH & BEYOND INC      COMMON STOCK   075896100   13429   334309   SH           SOLE                315200               19109
CARBO CERAMICS INC         COMMON STOCK   140781105   15645   336100   SH           SOLE                317600               18500
DST SYSTEMS INC-DEL        COMMON STOCK   233326107   23703   315200   SH           SOLE                297100               18100
EAGLE MATERIALS INC        COMMON STOCK   26969P108   13385   299904   SH           SOLE                284000               15904
EXPEDIA INC DEL            COMMON STOCK   30212P105     869    37503   SH           SOLE                 37503
FINISAR CORP               COMMON STOCK   31787A101    2713   775000   SH           SOLE                732000               43000
FISERV INC                 COMMON STOCK   337738108   15190   286281   SH           SOLE                271000               15281
FLOWSERVE CORP             COMMON STOCK   34354P105   17757   310500   SH           SOLE                294000               16500
UTS FREEDOM
  ACQUISITION HLDGS        UNIT           35645F202    8130   750000   SH           SOLE                711000               39000
HEXCEL CORP NEW            COMMON STOCK   428291108   15312   771400   SH           SOLE                732300               39100
IAC/INTERACTIVECORP        COMMON STOCK   44919P300    1414    37503   SH           SOLE                 37503
INTERNET CAP GROUP INC     COMMON STOCK   46059C205    3024   282600   SH           SOLE                264200               18400
KOPPERS HLDGS INC          COMMON STOCK   50060P106   14203   553500   SH           SOLE                524500               29000
KROGER CO                  COMMON STOCK   501044101    2486    88000   SH           SOLE                 88000
MERGE TECHNOLOGIES INC     COMMON STOCK   589981109    4387   900828   SH           SOLE                848527               52301
MICRON TECHNOLOGY INC      COMMON STOCK   595112103    2973   246100   SH           SOLE                234100               12000
MOHAWK INDUSTRIES INC      COMMON STOCK   608190104   13333   162500   SH           SOLE                154000                8500
NALCO HOLDING COMPANY      COMMON STOCK   62985Q101   22648   947600   SH           SOLE                892200               55400
PALL CORP                  COMMON STOCK   696429307   14299   376300   SH           SOLE                354600               21700
PENTAIR INC                COMMON STOCK   709631105   14542   466700   SH           SOLE                441500               25200
POOL CORPORATION           COMMON STOCK   73278L105    1339    37390   SH           SOLE                 35400                1990
POWERWAVE TECHNOLOGIES INC COMMON STOCK   739363109    2276   400000   SH           SOLE                379300               20700
QUALCOMM INC               COMMON STOCK   747525103   14718   345000   SH           SOLE                326400               18600
REDWOOD TRUST INC          COMMON STOCK   758075402    9961   190900   SH           SOLE                180900               10000
TENNECO INC                COMMON STOCK   880349105   16513   648600   SH           SOLE                613400               35200
***TYCO INTERNATIONAL LTD  COMMON STOCK   902124106   10636   337100   SH           SOLE                312200               24900
USG CORP NEW               COMMON STOCK   903293405    5477   117340   SH           SOLE                111100                6240
VALSPAR CORP               COMMON STOCK   920355104   10570   379800   SH           SOLE                357600               22200
VIRGIN MEDIA INC           COMMON STOCK   92769L101   19836   785602   SH           SOLE                744149               41453

                                                     337804            No. of Other Managers    0